SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Operating segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION:

For the years ended December 31, 2017 and January 1, 2017, the Company managed and reported its business under two operating segments, Printwear and Branded Apparel, each of which was a reportable segment for financial reporting purposes with its own management that was accountable and responsible for the segment’s operations, results, and financial performance. These segments were principally organized by the major customer markets they served.

The Printwear segment serviced wholesale distributors/screenprinters in imprintables markets in over 60 countries across North America, Europe, Asia-Pacific, and Latin America by distributing undecorated activewear products in large quantities primarily to this customer base. The Branded Apparel segment marketed branded family apparel, including socks, underwear, activewear, sheer hosiery and shapewear products to retailers and consumers in the United States and Canada.

The chief operating decision-maker assessed segment performance based on segment operating income which was defined as operating income before corporate head office expenses, restructuring and acquisition-related costs, and amortization of intangible assets, excluding software. The accounting policies of the segments are the same as those described in note 3 of these consolidated financial statements.

	2017	2016

Segmented net sales:
Printwear	$1,821,995	$1,651,079
Branded Apparel	928,821	933,991
Total net sales	$2,750,816	$2,585,070

Segment operating income:
Printwear	$438,307	$388,052
Branded Apparel	86,570	85,445
Total segment operating income	$524,877	$473,497

Reconciliation to consolidated earnings before income taxes:
Total segment operating income	$524,877	$473,497
Amortization of intangible assets, excluding software	(20,786)	(18,106)
Corporate expenses	(80,195)	(72,121)
Restructuring and acquisition-related costs	(22,894)	(11,746)
Financial expenses, net	(24,186)	(19,686)
Earnings before income taxes	$376,816	$351,838

Additions to property, plant and equipment, intangible assets, and goodwill
(including additions from business acquisitions and transfers):
Printwear	$147,737	$148,205
Branded Apparel	17,811	80,855
Corporate	7,401	4,357
Assets not yet utilized in operations, net of transfers	21,464	(24,131)
	$194,413	$209,286

Depreciation of property, plant and equipment:
Printwear	$93,353	$77,436
Branded Apparel	35,674	38,924
Corporate	7,529	2,948
	$136,556	$119,308

25. SEGMENT INFORMATION (continued):

The reconciliation of total assets to segmented assets is as follows:

	December 31, 2017	January 1, 2017

Segmented assets:(1)
Printwear	$1,726,945	$1,640,739
Branded Apparel	1,065,474	1,177,843
Total segmented assets	2,792,419	2,818,582
Unallocated assets:
Cash and cash equivalents	52,795	38,197
Income taxes receivable	3,891	—
Deferred income taxes	—	1,500
Assets not yet utilized in operations	82,467	60,552
Other - primarily corporate assets	49,133	71,313
Consolidated assets	$2,980,705	$2,990,144

(1) Segmented assets include the net carrying amounts of intangible assets and goodwill.

Property, plant and equipment, intangible assets, and goodwill, were allocated to geographic areas as follows:

	December 31, 2017	January 1, 2017

United States	$487,228	$841,694
Canada	141,820	151,508
Honduras	386,348	400,438
Caribbean Basin	559,422	159,419
Other	89,176	80,153
	$1,663,994	$1,633,212

Net sales by major product group were as follows:

	2017	2016

Activewear and underwear	$2,169,709	$1,993,012
Socks and hosiery	581,107	592,058
	$2,750,816	$2,585,070

Net sales were derived from customers located in the following geographic areas:

	2017	2016

United States	$2,382,800	$2,253,910
Canada	131,025	118,955
Europe and other	236,991	212,205
	$2,750,816	$2,585,070

25. SEGMENT INFORMATION (continued):

The Company has two customers accounting for at least 10% of total net sales.

	2017	2016

Customer A	16.5%	18.2%
Customer B	11.9%	12.4%